FINANCIAL RISK MANAGEMENT (Assumed financial exposure to credit risk) (Details) - Credit risk $ in Millions	Dec. 31, 2023 USD ($)
Disclosure of credit risk exposure [line items]
Trade and other receivables	$ 4,311
US dollar ($)
Disclosure of credit risk exposure [line items]
Trade and other receivables	1,691
EU euro (EUR)
Disclosure of credit risk exposure [line items]
Trade and other receivables	160
Argentine peso (ARS)
Disclosure of credit risk exposure [line items]
Trade and other receivables	34
Mexican peso (MXN)
Disclosure of credit risk exposure [line items]
Trade and other receivables	679
Brazilian real (BRL)
Disclosure of credit risk exposure [line items]
Trade and other receivables	1,667
Colombian peso (COP)
Disclosure of credit risk exposure [line items]
Trade and other receivables	79
Other currencies
Disclosure of credit risk exposure [line items]
Trade and other receivables	$ 1